Cover	May 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2026
Entity File Number	001-40809
Entity Registrant Name	NextNRG, Inc.
Entity Central Index Key	0001817004
Entity Tax Identification Number	83-4260623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	407 Lincoln Road #9F
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	791-1169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false